COST OF SALES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Cost of sales related to operating below normal capacity	$ 1,083.1	$ 863.0
Essakane Mine
Disclosure of attribution of expenses by nature to their function [line items]
Cost of sales related to operating below normal capacity	$ 0.0	$ 14.5